Intangible Assets, Net and Goodwill - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 14.2	$ 15.3	$ 14.6